Significant Accounting Policies - Schedule of Disaggregated Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product sales [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 6,243,138	$ 3,872,507	$ 4,716,937
Revenue, remaining performance obligation, percentage	84.32%	84.70%	82.26%
Installation and maintenance service [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 284,069	$ 347,611	$ 555,406
Revenue, remaining performance obligation, percentage	3.84%	7.60%	9.69%
Warranty income [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 96,926	$ 89,149	$ 73,604
Revenue, remaining performance obligation, percentage	1.31%	1.95%	1.28%
Technical service [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 179,168	$ 34,124	$ 134,527
Revenue, remaining performance obligation, percentage	2.42%	0.75%	2.35%
Transport income [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 458,994	$ 228,899	$ 253,502
Revenue, remaining performance obligation, percentage	6.20%	5.00%	4.42%
Food and beverages [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 141,540
Revenue, remaining performance obligation, percentage	1.91%
Total [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 7,403,835	$ 4,572,290	$ 5,733,976
Revenue, remaining performance obligation, percentage	100.00%	100.00%	100.00%